Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Summary of Changes in ROU Assets

Lease liability	June 30, 2022	December 31, 2021	December 31, 2020
Beginning balance	$15,324	$39,809	$4,759
Additions, cost	-	-	57,919
Interest expense	823	3,480	4,771
Lease payments	(3,041)	(11,114)	(16,574)
Foreign exchange impact	(1,381)	(16,851)	(11,066)
Ending balance	$11,725	$15,324	$39,809

Summary of Lease Liability

As at June 30, 2022, the Company’s lease liability is as follows:

Lease liability	June 30, 2022	December 31, 2021	December 31, 2020
Current portion of operating lease liability	$4,312	$6,732	$12,116
Long-term portion of operating lease liability	7,413	8,592	27,693
	$11,725	$15,324	$39,809

Summary of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee as of June 30, 2022 are as follows:

Operating lease commitments and lease liability

Remainder of 2022	$2,694
2023	5,389
2024	5,389
Total future minimum lease payments	13,472
Discount	(1,747)
Total	$11,725